Property, plant and equipment (Table)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	. The Group uses the following annual rates in calculating depreciation:

Annual rates in calculating depreciation	Depreciation rate
Freehold land	Not depreciated
Freehold buildings and long-leasehold property (more than 50 years to run)	2-3.3%
Leasehold property over the remaining life of the lease (less than 50 years to run)	Over the remaining life of the lease
Costs of adaptation of freehold and leasehold property	6-10%
Equipment installed in freehold and leasehold property	6-10%
Computers and similar equipment	17-33%
Fixtures and fittings and other equipment	9-20%

	Investment property	Property	Equipment	Right of use assets[a]	Total
	£m	£m	£m	£m	£m
Cost
As at 1 January 2021	10	4,002	3,091	1,934	9,037
Additions	—	274	189	32	495
Disposals	(2)	(160)	(74)	(114)	(350)
Exchange and other movements	(1)	15	4	68	86
As at 31 December 2021	7	4,131	3,210	1,920	9,268
Accumulated depreciation and impairment
As at 1 January 2021	—	(2,013)	(2,421)	(567)	(5,001)
Depreciation charge	—	(249)	(222)	(204)	(675)
Impairment[b]	—	(106)	—	(170)	(276)
Disposals	—	136	66	60	262
Exchange and other movements	—	(23)	(9)	9	(23)
As at 31 December 2021	—	(2,255)	(2,586)	(872)	(5,713)
Net book value	7	1,876	624	1,048	3,555
Cost
As at 1 January 2020	13	3,938	2,986	1,826	8,763
Additions	—	193	246	85	524
Disposals	(1)	(96)	(100)	(14)	(211)
Exchange and other movements	(2)	(33)	(41)	37	(39)
As at 31 December 2020	10	4,002	3,091	1,934	9,037
Accumulated depreciation and impairment
As at 1 January 2020	—	(1,901)	(2,315)	(332)	(4,548)
Depreciation charge	—	(187)	(223)	(231)	(641)
Impairment	—	(25)	(2)	(15)	(42)
Disposals	—	82	92	2	176
Exchange and other movements	—	18	27	9	54
As at 31 December 2020	—	(2,013)	(2,421)	(567)	(5,001)
Net book value	10	1,989	670	1,367	4,036
Notes
a    Right of use (ROU) asset balances relate to property leases under IFRS 16. Refer to Note 21 for further details.
b Impairment charge includes £266m related to structural cost action in relation to the real estate review.